Vanguard® FTSE Social Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.6%)
	Linde plc	240,197	84,948
	Air Products and Chemicals Inc.	107,607	28,961
	Nucor Corp.	124,869	16,490
	Newmont Corp.	385,281	15,623
	Fastenal Co.	278,974	15,023
	Albemarle Corp.	56,632	10,960
	LyondellBasell Industries NV Class A	124,320	10,634
	International Flavors & Fragrances Inc.	123,082	9,513
	Steel Dynamics Inc.	80,500	7,398
	Avery Dennison Corp.	39,325	6,337
	FMC Corp.	60,880	6,336
	CF Industries Holdings Inc.	94,639	5,821
	Mosaic Co.	164,300	5,251
	International Paper Co.	172,479	5,078
	Westlake Corp.	16,600	1,726
			230,099
Consumer Discretionary (15.6%)
*	Amazon.com Inc.	4,319,740	520,874
*	Tesla Inc.	1,256,162	256,169
	Home Depot Inc.	495,171	140,356
	Costco Wholesale Corp.	215,245	110,111
	McDonald's Corp.	359,066	102,373
*	Netflix Inc.	212,803	84,106
*	Walt Disney Co.	886,304	77,959
	NIKE Inc. Class B	584,802	61,556
	Lowe's Cos. Inc.	294,184	59,169
	Starbucks Corp.	557,891	54,473
*	Booking Holdings Inc.	18,881	47,368
	TJX Cos. Inc.	563,628	43,281
*	Uber Technologies Inc.	930,995	35,313
*	Activision Blizzard Inc.	377,518	30,277
	Target Corp.	224,896	29,446
*	MercadoLibre Inc.	22,464	27,833
*	Chipotle Mexican Grill Inc. Class A	13,400	27,825
*	O'Reilly Automotive Inc.	30,074	27,166
	Ford Motor Co.	1,915,286	22,983
	Dollar General Corp.	109,677	22,055
*	AutoZone Inc.	9,104	21,730
	Marriott International Inc. Class A	128,600	21,578
	Estee Lauder Cos. Inc. Class A	111,602	20,538
*	Airbnb Inc. Class A	182,500	20,033
*	Copart Inc.	206,465	18,084

		Shares	Market Value ($000)
*	Lululemon Athletica Inc.	54,311	18,027
	Yum! Brands Inc.	136,580	17,577
	Hilton Worldwide Holdings Inc.	126,910	17,275
	Ross Stores Inc.	165,129	17,111
	Electronic Arts Inc.	132,497	16,960
*	Trade Desk Inc. Class A	212,400	14,885
*	Dollar Tree Inc.	101,078	13,633
*	Warner Bros Discovery Inc.	1,142,222	12,884
	Lennar Corp. Class A	119,144	12,763
*	Aptiv plc	130,684	11,511
	Tractor Supply Co.	53,438	11,200
	eBay Inc.	262,865	11,182
*	Take-Two Interactive Software Inc.	79,984	11,016
*	Spotify Technology SA	67,713	10,083
	Genuine Parts Co.	67,164	10,003
*	Ulta Beauty Inc.	24,367	9,986
*	Royal Caribbean Cruises Ltd.	107,410	8,697
	Omnicom Group Inc.	97,288	8,580
*	NVR Inc.	1,437	7,981
	Garmin Ltd.	74,707	7,706
*	Coupang Inc. Class A	493,300	7,696
*	Roblox Corp. Class A	176,075	7,371
	PulteGroup Inc.	110,280	7,287
	Interpublic Group of Cos. Inc.	189,413	7,044
	Best Buy Co. Inc.	96,565	7,017
*	Expedia Group Inc.	71,969	6,888
	LKQ Corp.	120,474	6,355
*	Live Nation Entertainment Inc.	76,024	6,077
	Pool Corp.	18,300	5,787
*	CarMax Inc.	76,888	5,552
*	Carnival Corp.	474,182	5,325
	BorgWarner Inc. (XNYS)	113,282	5,022
	Domino's Pizza Inc.	17,200	4,985
*	Etsy Inc.	60,444	4,899
*	Burlington Stores Inc.	31,736	4,775
	Vail Resorts Inc.	19,300	4,694
	Aramark	113,687	4,488
	Rollins Inc.	113,895	4,478
	Fox Corp. Class A	141,214	4,406
	Paramount Global Inc. Class B	279,807	4,256
	Bath & Body Works Inc.	111,980	3,946
	News Corp. Class A	214,400	3,926
*	Rivian Automotive Inc. Class A	255,505	3,764
	Hasbro Inc.	63,340	3,759
	Lear Corp.	28,256	3,466
	Whirlpool Corp.	26,588	3,438
	Autoliv Inc.	41,345	3,370
	Gentex Corp.	117,110	3,075
	VF Corp.	171,797	2,958
*	Delta Air Lines Inc.	79,621	2,893
*,1	Lucid Group Inc.	286,100	2,220
	Southwest Airlines Co.	72,167	2,156
	Advance Auto Parts Inc.	28,425	2,072
*	Liberty Media Corp.- Liberty SiriusXM Class C	72,200	2,019
	Fox Corp. Class B	67,472	1,971
*	United Airlines Holdings Inc.	40,051	1,901
[1]	Sirius XM Holdings Inc.	329,970	1,175
*	American Airlines Group Inc.	74,494	1,101

		Shares	Market Value ($000)
*	Liberty Media Corp.- Liberty SiriusXM Class A	38,000	1,063
	Lennar Corp. Class B	10,155	960
	News Corp. Class B	32,100	593
			2,297,944
Consumer Staples (5.7%)
	Procter & Gamble Co.	1,146,834	163,424
	PepsiCo Inc.	671,805	122,504
	Coca-Cola Co.	1,897,465	113,203
	Mondelez International Inc. Class A	663,409	48,701
	CVS Health Corp.	625,037	42,521
	Colgate-Palmolive Co.	403,378	30,003
	McKesson Corp.	66,476	25,981
	General Mills Inc.	286,119	24,080
	Kimberly-Clark Corp.	163,542	21,960
*	Monster Beverage Corp.	354,782	20,797
	Archer-Daniels-Midland Co.	265,100	18,729
	Corteva Inc.	348,230	18,627
	Hershey Co.	71,092	18,463
	Sysco Corp.	246,060	17,212
	Kroger Co.	317,742	14,403
	AmerisourceBergen Corp.	78,916	13,428
	Kraft Heinz Co.	338,749	12,947
	Keurig Dr Pepper Inc.	415,226	12,922
	Church & Dwight Co. Inc.	117,341	10,848
	Walgreens Boots Alliance Inc.	351,968	10,689
	McCormick & Co. Inc.	121,568	10,422
	Clorox Co.	59,741	9,450
	Kellogg Co.	123,135	8,222
	Conagra Brands Inc.	229,020	7,986
	Lamb Weston Holdings Inc.	69,758	7,757
	J M Smucker Co.	49,784	7,298
	Tyson Foods Inc. Class A	135,507	6,862
	Bunge Ltd.	66,999	6,207
	Coca-Cola Europacific Partners plc	98,400	6,139
	Hormel Foods Corp.	139,670	5,342
	Campbell Soup Co.	93,448	4,724
			841,851
Energy (0.2%)
*	Enphase Energy Inc.	63,392	11,023
*	First Solar Inc.	51,500	10,452
*	SolarEdge Technologies Inc.	26,685	7,601
*,1	Plug Power Inc.	249,382	2,075
			31,151
Financials (9.2%)
	JPMorgan Chase & Co.	1,417,459	192,363
	Bank of America Corp.	3,415,123	94,906
	S&P Global Inc.	156,587	57,535
	Goldman Sachs Group Inc.	159,625	51,703
	Morgan Stanley	600,107	49,065
	BlackRock Inc.	72,240	47,501
	Citigroup Inc.	939,345	41,632
	Marsh & McLennan Cos. Inc.	240,397	41,632
	Charles Schwab Corp.	738,288	38,900
	Chubb Ltd.	202,459	37,617
	Progressive Corp.	283,369	36,246
	CME Group Inc.	174,236	31,145
	Aon plc Class A (XNYS)	99,874	30,790

		Shares	Market Value ($000)
	Blackstone Inc.	344,605	29,512
	Intercontinental Exchange Inc.	268,154	28,411
	Moody's Corp.	77,472	24,549
	PNC Financial Services Group Inc.	195,616	22,658
	Arthur J Gallagher & Co.	101,164	20,266
	US Bancorp	672,037	20,094
	Truist Financial Corp.	646,615	19,702
	Travelers Cos. Inc.	114,133	19,316
	American International Group Inc.	360,013	19,020
	Aflac Inc.	295,591	18,980
	MSCI Inc. Class A	37,914	17,840
	MetLife Inc.	320,126	15,862
	Apollo Global Management Inc.	233,900	15,636
	Ameriprise Financial Inc.	50,904	15,193
	Bank of New York Mellon Corp.	355,780	14,302
	KKR & Co. Inc.	276,699	14,247
	Prudential Financial Inc.	180,873	14,233
	Allstate Corp.	128,022	13,884
	Discover Financial Services	128,969	13,250
*	Arch Capital Group Ltd.	171,542	11,957
	State Street Corp.	168,530	11,463
	Willis Towers Watson plc	52,088	11,399
	T Rowe Price Group Inc.	106,202	11,381
	Hartford Financial Services Group Inc.	153,324	10,506
	M&T Bank Corp.	83,149	9,908
	Nasdaq Inc.	166,063	9,192
	Raymond James Financial Inc.	94,039	8,496
*	Markel Group Inc.	6,432	8,456
	Broadridge Financial Solutions Inc.	56,402	8,275
	Fifth Third Bancorp	330,828	8,029
	Regions Financial Corp.	450,083	7,773
	Principal Financial Group Inc.	117,847	7,714
	LPL Financial Holdings Inc.	38,800	7,557
	Huntington Bancshares Inc.	697,972	7,196
	Cincinnati Financial Corp.	74,556	7,195
	Brown & Brown Inc.	114,840	7,158
	Northern Trust Corp.	99,289	7,141
	FactSet Research Systems Inc.	18,457	7,104
	Everest Re Group Ltd.	20,548	6,987
	Cboe Global Markets Inc.	51,355	6,800
	Citizens Financial Group Inc.	238,069	6,137
	W R Berkley Corp.	99,947	5,565
	MarketAxess Holdings Inc.	18,164	4,948
	RenaissanceRe Holdings Ltd.	23,893	4,501
	Globe Life Inc.	43,608	4,500
	Equitable Holdings Inc.	177,921	4,366
	Annaly Capital Management Inc.	229,228	4,328
	Fidelity National Financial Inc.	126,713	4,326
	Credicorp Ltd.	33,370	4,320
	KeyCorp	447,818	4,183
	Ally Financial Inc.	143,413	3,825
	Franklin Resources Inc.	140,474	3,373
	Voya Financial Inc.	47,908	3,248
	Assurant Inc.	25,632	3,076
	SEI Investments Co.	49,191	2,783
	Commerce Bancshares Inc.	55,899	2,680
	AGNC Investment Corp.	276,010	2,537
	Comerica Inc.	63,804	2,303

		Shares	Market Value ($000)
	Zions Bancorp NA	71,546	1,953
	CNA Financial Corp.	12,300	453
	F&G Annuities & Life Inc.	8,314	172
			1,363,254
Health Care (14.4%)
	UnitedHealth Group Inc.	454,601	221,500
	Eli Lilly & Co.	409,535	175,879
	Merck & Co. Inc.	1,229,398	135,738
	AbbVie Inc.	859,174	118,532
	Pfizer Inc.	2,747,923	104,476
	Thermo Fisher Scientific Inc.	190,280	96,750
	Abbott Laboratories	834,048	85,073
	Danaher Corp.	314,936	72,316
	Bristol-Myers Squibb Co.	1,035,817	66,748
	Amgen Inc.	259,815	57,328
	Medtronic plc	650,451	53,831
*	Intuitive Surgical Inc.	171,612	52,829
	Elevance Health Inc.	117,249	52,506
	Stryker Corp.	170,547	46,999
	Gilead Sciences Inc.	609,200	46,872
*	Vertex Pharmaceuticals Inc.	124,162	40,175
	Zoetis Inc.	228,492	37,247
*	Regeneron Pharmaceuticals Inc.	50,284	36,987
*	Boston Scientific Corp.	693,206	35,686
	Cigna Group	142,332	35,214
	Becton Dickinson & Co.	137,790	33,312
	Humana Inc.	61,450	30,840
	HCA Healthcare Inc.	104,890	27,711
*	Edwards Lifesciences Corp.	299,396	25,218
*	DexCom Inc.	186,760	21,899
*	Biogen Inc.	69,836	20,700
*	Moderna Inc.	160,959	20,556
*	IDEXX Laboratories Inc.	39,840	18,516
*	IQVIA Holdings Inc.	89,738	17,670
	Agilent Technologies Inc.	145,114	16,785
*	Centene Corp.	265,334	16,560
*	Illumina Inc.	76,118	14,969
	ResMed Inc.	69,937	14,742
	Zimmer Biomet Holdings Inc.	101,656	12,945
*	Seagen Inc.	65,877	12,892
	West Pharmaceutical Services Inc.	35,885	12,008
*	Veeva Systems Inc. Class A	67,370	11,163
*	Alnylam Pharmaceuticals Inc.	59,505	11,009
*	Align Technology Inc.	38,005	10,743
*	Horizon Therapeutics plc	107,296	10,733
	Cardinal Health Inc.	124,813	10,272
	Baxter International Inc.	243,645	9,921
	STERIS plc	48,286	9,656
*	Hologic Inc.	117,673	9,283
*	Insulet Corp.	33,350	9,146
	Laboratory Corp. of America Holdings	42,762	9,088
	Cooper Cos. Inc.	23,604	8,770
*	ICON plc ADR	39,070	8,323
*	BioMarin Pharmaceutical Inc.	89,139	7,750
*	Molina Healthcare Inc.	27,685	7,583
	Quest Diagnostics Inc.	53,868	7,146
	Revvity Inc.	61,092	7,045
*	Exact Sciences Corp.	85,234	6,953

		Shares	Market Value ($000)
	Bio-Techne Corp.	74,940	6,129
	Royalty Pharma plc Class A	180,680	5,915
*	Avantor Inc.	295,124	5,885
*	Incyte Corp.	88,511	5,448
	Teleflex Inc.	22,985	5,396
	Viatris Inc.	587,283	5,374
*	Henry Schein Inc.	65,691	4,855
*	Charles River Laboratories International Inc.	24,485	4,735
	Universal Health Services Inc. Class B	30,607	4,044
*	Bio-Rad Laboratories Inc. Class A	10,386	3,878
*	Jazz Pharmaceuticals plc	30,094	3,857
*	Masimo Corp.	23,328	3,775
	DENTSPLY SIRONA Inc.	102,799	3,713
*	Novocure Ltd.	49,158	3,530
*	Catalent Inc.	87,000	3,239
*	DaVita Inc.	26,747	2,505
	Organon & Co.	125,524	2,434
*	Elanco Animal Health Inc. (XNYS)	215,537	1,757
			2,121,062
Industrials (9.4%)
	Visa Inc. Class A	790,201	174,658
	Mastercard Inc. Class A	413,744	151,025
	Accenture plc Class A	308,169	94,275
	United Parcel Service Inc. Class B (XNYS)	357,650	59,728
	Union Pacific Corp.	298,956	57,555
	Caterpillar Inc.	253,186	52,093
	American Express Co.	289,555	45,912
	Deere & Co.	131,749	45,582
	Automatic Data Processing Inc.	202,731	42,369
*	PayPal Holdings Inc.	553,327	34,301
	Illinois Tool Works Inc.	148,519	32,486
*	Fiserv Inc.	285,933	32,079
	CSX Corp.	1,018,479	31,237
	Sherwin-Williams Co.	116,012	26,425
	FedEx Corp.	113,678	24,779
	Johnson Controls International plc	334,014	19,941
	Cintas Corp.	41,972	19,817
	Capital One Financial Corp.	185,960	19,379
	Trane Technologies plc	111,430	18,189
	PACCAR Inc.	248,050	17,061
	Carrier Global Corp.	404,600	16,548
	Verisk Analytics Inc. Class A	75,260	16,490
	Paychex Inc.	156,320	16,403
	Otis Worldwide Corp.	202,100	16,069
*	Block Inc. (XNYS)	259,575	15,676
	Fidelity National Information Services Inc.	286,906	15,656
	Rockwell Automation Inc.	55,978	15,595
	Old Dominion Freight Line Inc.	48,058	14,919
	DuPont de Nemours Inc.	221,834	14,905
*	Keysight Technologies Inc.	87,631	14,179
*	Mettler-Toledo International Inc.	10,673	14,108
	Vulcan Materials Co.	65,176	12,742
	Equifax Inc.	59,570	12,427
	Global Payments Inc.	126,134	12,322
	Martin Marietta Materials Inc.	30,075	11,971
	Xylem Inc.	114,008	11,424
	Ingersoll Rand Inc. (XYNS)	199,586	11,308
*	Fair Isaac Corp.	11,779	9,278

		Shares	Market Value ($000)
	Dover Corp.	68,047	9,073
	Expeditors International of Washington Inc.	76,586	8,448
	Westinghouse Air Brake Technologies Corp.	87,501	8,105
*	FleetCor Technologies Inc.	34,751	7,873
	IDEX Corp.	36,985	7,366
*	Waters Corp.	28,709	7,212
	JB Hunt Transport Services Inc.	40,351	6,737
	TransUnion	93,440	6,726
*	Zebra Technologies Corp. Class A	25,164	6,607
	Synchrony Financial	213,353	6,605
	Snap-on Inc.	25,904	6,446
*	Trimble Inc.	120,550	5,626
	Packaging Corp. of America	44,220	5,485
	Jack Henry & Associates Inc.	35,014	5,353
	CH Robinson Worldwide Inc.	56,497	5,341
	Stanley Black & Decker Inc.	71,204	5,338
	Masco Corp.	108,445	5,240
*	Bill Holdings Inc.	48,580	5,032
	Allegion plc	42,845	4,488
	Fortune Brands Innovations Inc.	61,158	3,697
	Westrock Co.	123,595	3,462
	Robert Half International Inc.	51,707	3,362
*	Generac Holdings Inc.	29,900	3,257
*	Mohawk Industries Inc.	24,764	2,279
*	RXO Inc.	55,037	1,149
*	Masterbrand Inc.	61,333	637
			1,391,855
Real Estate (2.9%)
	Prologis Inc.	448,767	55,894
	American Tower Corp.	225,199	41,536
	Equinix Inc.	44,875	33,457
	Crown Castle Inc.	209,721	23,742
	Public Storage	75,814	21,478
	Realty Income Corp.	304,006	18,070
	Welltower Inc.	229,230	17,103
	Simon Property Group Inc.	159,395	16,760
*	CoStar Group Inc.	195,420	15,516
	Digital Realty Trust Inc.	138,814	14,223
	AvalonBay Communities Inc.	67,620	11,764
	SBA Communications Corp. Class A	52,335	11,607
*	CBRE Group Inc. Class A	152,746	11,444
	Equity Residential	179,009	10,884
	Invitation Homes Inc.	296,193	10,035
	Alexandria Real Estate Equities Inc.	83,186	9,438
	Extra Space Storage Inc.	64,155	9,256
	Ventas Inc.	193,064	8,329
	Mid-America Apartment Communities Inc.	55,996	8,235
	Iron Mountain Inc.	139,549	7,455
	Sun Communities Inc.	58,814	7,448
	WP Carey Inc.	101,182	7,018
	Essex Property Trust Inc.	31,257	6,753
	UDR Inc.	157,756	6,258
	Host Hotels & Resorts Inc.	344,675	5,722
	Equity LifeStyle Properties Inc.	85,539	5,403
	Kimco Realty Corp.	293,964	5,403
	Healthpeak Properties Inc.	262,900	5,247
	Regency Centers Corp.	83,627	4,706
	Boston Properties Inc.	76,507	3,724

		Shares	Market Value ($000)
*	Zillow Group Inc. Class C	77,017	3,513
	Federal Realty Investment Trust	39,479	3,482
*	Zillow Group Inc. Class A	26,150	1,171
			422,074
Technology (37.6%)
	Apple Inc.	7,303,623	1,294,567
	Microsoft Corp.	3,636,437	1,194,169
	NVIDIA Corp.	1,149,805	435,017
*	Alphabet Inc. Class A	2,921,795	359,001
*	Alphabet Inc. Class C	2,544,045	313,859
*	Meta Platforms Inc. Class A	1,081,477	286,289
	Broadcom Inc.	191,867	155,021
*	Salesforce Inc.	467,990	104,540
*	Adobe Inc.	222,349	92,895
*	Advanced Micro Devices Inc.	785,223	92,821
	Oracle Corp.	743,199	78,734
	Texas Instruments Inc.	441,334	76,739
	Intel Corp.	2,013,706	63,311
	QUALCOMM Inc.	545,183	61,829
	Intuit Inc.	134,200	56,246
	Applied Materials Inc.	408,565	54,462
*	ServiceNow Inc.	98,424	53,619
	Lam Research Corp.	65,499	40,393
	Micron Technology Inc.	526,757	35,925
*	Synopsys Inc.	74,235	33,774
*	Palo Alto Networks Inc.	144,495	30,834
*	Cadence Design Systems Inc.	132,500	30,596
	KLA Corp.	67,171	29,756
*	Snowflake Inc. Class A	150,310	24,855
	Marvell Technology Inc.	412,989	24,156
	NXP Semiconductors NV	125,483	22,474
*	Fortinet Inc.	312,505	21,353
*	Autodesk Inc.	105,387	21,013
*	Workday Inc. Class A	96,687	20,497
	Microchip Technology Inc.	259,494	19,529
*	ON Semiconductor Corp.	210,080	17,563
*	Crowdstrike Holdings Inc. Class A	104,184	16,683
	Cognizant Technology Solutions Corp. Class A	248,572	15,533
*	VMware Inc. Class A	102,649	13,990
	HP Inc.	475,166	13,808
*	Palantir Technologies Inc. Class A	894,635	13,160
*	Gartner Inc.	37,528	12,867
*	Atlassian Corp. Ltd. Class A	70,800	12,800
*	Datadog Inc. Class A	128,498	12,196
*	HubSpot Inc.	22,504	11,657
	CDW Corp.	65,500	11,246
	Corning Inc.	355,890	10,965
	Monolithic Power Systems Inc.	22,357	10,953
*	VeriSign Inc.	44,907	10,029
*	Cloudflare Inc. Class A	136,988	9,474
*	MongoDB Inc. Class A	32,195	9,459
	Hewlett Packard Enterprise Co.	621,767	8,966
*	Zoom Video Communications Inc. Class A	119,256	8,006
	Skyworks Solutions Inc.	76,897	7,960
*	DoorDash Inc. Class A	121,425	7,928
*	Tyler Technologies Inc.	19,964	7,925
*	Splunk Inc.	78,602	7,804
	Teradyne Inc.	76,055	7,620

		Shares	Market Value ($000)
	NetApp Inc.	105,165	6,978
	Paycom Software Inc.	24,785	6,943
*	Akamai Technologies Inc.	75,227	6,930
*	PTC Inc.	51,370	6,904
*	Pinterest Inc. Class A	287,063	6,872
*	EPAM Systems Inc.	26,564	6,817
*	Okta Inc.	73,493	6,680
*	Check Point Software Technologies Ltd.	48,728	6,082
*	Western Digital Corp.	154,423	5,981
*	Twilio Inc. Class A	84,465	5,880
	SS&C Technologies Holdings Inc.	106,100	5,831
	Seagate Technology Holdings plc	94,574	5,684
*	Flex Ltd.	221,200	5,616
*	GoDaddy Inc. Class A	75,955	5,574
*	Zscaler Inc.	40,753	5,521
*	DocuSign Inc. Class A	95,731	5,399
	Amdocs Ltd.	57,280	5,394
*	Match Group Inc.	135,900	4,689
*	Qorvo Inc.	47,900	4,659
	Gen Digital Inc. (XNGS)	264,669	4,642
*	F5 Inc.	28,495	4,205
*	Ceridian HCM Holding Inc.	66,929	4,140
*	Arrow Electronics Inc.	27,888	3,532
*	Unity Software Inc.	113,800	3,382
*	ZoomInfo Technologies Inc. Class A	135,400	3,348
*	UiPath Inc. Class A	180,235	3,224
*	GLOBALFOUNDRIES Inc.	30,600	1,785
*,2	Yandex NV Class A	149,782	—
			5,529,558
Telecommunications (2.8%)
	Cisco Systems Inc.	1,997,083	99,195
	Comcast Corp. Class A	2,033,606	80,022
	Verizon Communications Inc.	2,044,013	72,828
	AT&T Inc.	3,483,103	54,789
*	T-Mobile US Inc.	284,456	39,042
	Motorola Solutions Inc.	79,830	22,506
*	Arista Networks Inc.	119,753	19,920
*	Charter Communications Inc. Class A	50,976	16,626
	Juniper Networks Inc.	156,290	4,746
*	Liberty Global plc Class C	132,000	2,247
*	Liberty Global plc Class A	76,365	1,245
	Ubiquiti Inc.	2,000	326
			413,492
Utilities (0.5%)
	Waste Management Inc.	200,002	32,384
	Republic Services Inc. Class A	99,989	14,162
	American Water Works Co. Inc.	93,515	13,508
	Atmos Energy Corp.	69,250	7,983
			68,037
Total Common Stocks (Cost $9,517,633)			14,710,377

		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 5.125% (Cost $6,700)	67,017	6,700
Total Investments (100.0%) (Cost $9,524,333)			14,717,077
Other Assets and Liabilities—Net (0.0%)			1,876
Net Assets (100%)			14,718,953
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,723,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $5,239,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	40	8,381	103
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,710,377	—	—	14,710,377
Temporary Cash Investments	6,700	—	—	6,700
Total	14,717,077	—	—	14,717,077
Derivative Financial Instruments
Assets
Futures Contracts[1]	103	—	—	103
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.